PROPERTY AND EQUIPMENT, NET (Schedule of Property Plant and Equipment) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	$ 2,159
At December 31	3,992
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	4,918
Aspire business combination	1,607
Foreign operations financial statements translation adjustments	29
Disposals	(458)
Additions during the year	1,365
At December 31	7,461
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	(2,766)
Foreign operations financial statements translation adjustments	(40)
Disposals	345
Additions during the year	1,088
At December 31	(3,469)
Computers and computers equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	715
At December 31	1,428
Computers and computers equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	3,283
Aspire business combination	1,085
Foreign operations financial statements translation adjustments	(21)
Disposals	(144)
Additions during the year	479
At December 31	4,682
Computers and computers equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	(2,568)
Foreign operations financial statements translation adjustments	(74)
Disposals	141
Additions during the year	901
At December 31	(3,254)
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	314
At December 31	853
Office furniture and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	351
Aspire business combination	243
Foreign operations financial statements translation adjustments	17
Disposals	(8)
Additions during the year	341
At December 31	944
Office furniture and equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	(44)
Foreign operations financial statements translation adjustments	3
Disposals	6
Additions during the year	50
At December 31	(91)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	1,130
At December 31	1,711
Leasehold improvements [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	1,284
Aspire business combination	279
Foreign operations financial statements translation adjustments	33
Disposals	(306)
Additions during the year	545
At December 31	1,835
Leasehold improvements [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	(154)
Foreign operations financial statements translation adjustments	31
Disposals	198
Additions during the year	137
At December 31	$ (124)